Consolidated Statements of Cash Flows - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
A - CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME FOR THE YEAR	$ 807,482	$ 852,428	$ 552,730
Adjustments for non-cash items included in net income	(1,456,419)	(1,440,550)	(1,179,767)
Depreciation and amortisation	122,993	122,055	109,426
Impairment of property, plant, and equipment			638
Provision for loan losses	447,071	368,082	553,190
Mark to market of trading investments	(20,173)	(18,031)	43,609
Income from investments in associates and other companies	(10,310)	(2,383)	(1,388)
Net gain on sale of assets received in lieu of payment	(4,354)	(5,479)	(5,934)
Provision on assets received in lieu of payment	743	349	1,456
Loss on sale of associate			20
Net gain on sale of property, plant and equipment	(6,405)	(673)	(865)
Net interest income	(1,570,112)	(1,811,351)	(1,593,848)
Net fee and commission income	(407,268)	(332,751)	(267,278)
Changes in deferred taxes	(52,181)	226,810	(28,465)
Other non-cash items	36,577	12,822	9,672
Increase/decrease in operating assets and liabilities	289,949	(6,557)	(192,956)
(Increase)/decrease of loans and accounts receivables from customers, net	(2,026,071)	(2,244,100)	(1,673,357)
(Increase)/decrease of financial investments	(647,482)	(2,960,906)	(3,015,784)
Decrease/ (increase) of interbank loans	(32,527)	18,502	(4,078)
Decrease/(increase) of assets received or awarded in lieu of payment	(1,533)	4,822	8,289
Increase/(decrease) of debits in customers checking accounts	(2,673,664)	3,042,985	3,249,540
(Decrease)/increase of time deposits and other time liabilities	2,847,734	(450,736)	(2,611,026)
(Decrease)/increase of obligations with domestic banks	40,093	(215,876)	(54,518)
Increase/(decrease) of other demand liabilities or time obligations	(756,337)	190,050	842,080
Increase/(decrease) of obligations with foreign banks	25,445	2,061,681	(1,095,961)
Increase/(decrease) increase of obligations with Central Bank of Chile	(27,356)	652,179	4,959,260
(Decrease)/increase of obligations under repurchase agreements	228,721	(883,174)	589,753
(Decrease)/increase in other financial liabilities	110,089	(1,411)	(42,040)
(Decrease)/increase of other assets and liabilities	1,989,113	(2,535,796)	(1,850,030)
Redemption of letters of credit	(3,681)	(4,835)	(6,188)
Senior bond issuances	461,221	1,471,106	1,227,166
Redemption of mortgage bonds and payments of interest	(6,665)	(289,173)	(6,312)
Redemption of senior bonds and payments of interest	(1,183,950)	(6,483)	(2,571,384)
Payment of interest on financial liabilities	(31,118)
Interest received	4,086,656	2,921,097	2,232,327
Interest paid	(2,516,544)	(1,109,746)	(638,479)
Dividends received from investments in other companies	526	506	508
Fees and commissions received	729,063	578,604	451,162
Fees and commissions paid	(321,794)	(245,853)	(183,884)
Total cash flow (used in) provided by operating activities	(358,988)	(594,679)	(819,993)
Purchases of property, plant, and equipment	(58,393)	(57,995)	(50,613)
Sales of property, plant, and equipment	18,690	2,498	15,678
Purchases of intangible assets	(54,899)	(28,774)	(35,170)
Total cash flow used in investment activities	(94,602)	(84,271)	(70,105)
Dividends paid	(464,977)	(310,468)	(331,255)
Placement of subordinated bond	102,481		475,390
Placement of perpetual bond		595,175
Lease obligations paid	(21,827)	(46,046)	(42,045)
Total cash flow used in financing activities	(384,323)	238,661	102,090
D – NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS DURING THE YEAR	(837,913)	(440,289)	(788,008)
E – EFFECTS OF FOREIGN EXCHANGE RATE FLUCTUATIONS	25,904	437,564	(28,706)
F - INITIAL BALANCE OF CASH AND CASH EQUIVALENTS	2,891,895	2,894,620	3,711,334
FINAL BALANCE OF CASH AND CASH EQUIVALENTS	2,079,886	2,891,895	2,894,620
Provision for loan losses for cash flow purposes	447,071	368,227	552,687
Recovery of loans previously charged off	(90,577)	(76,999)	(74,926)
Provision for loan losses – net	$ 356,494	$ 291,228	$ 477,761